CONCENTRATIONS, RISKS AND UNCERTAINTIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION RISKS

Table 16.1: Revenue Concentration by Customer - Based on % of Revenue

	For the Three Months Ended March 31,
	2026		2025
Customer	Amount	%	Amount	%
A	$1,105,481	33.8%	$1,112,572	28.7%
B	$724,822	22.2%	$563,621	14.6%
C	$315,240	9.6%	$487,173	12.6%
D	$229,893	7.0%	$389,280	10.1%

Table 16.2: Accounts Receivable Concentration by Customer - Based on % of Accounts Receivable, Net

	March 31, 2026		December 31, 2025
Customer	Amount	%	Amount	%
1	$1,060,754	31.8%	$768,954	29%
2	$724,821	21.7%	$479,151	18%
3	$275,057	8.2%	$373,236	14%

Table 18.1: Revenue Concentration by Customer - Based on % of Revenue
	For the Year Ended December 31,
	2025		2024
Customer	Amount	%	Amount	%
A	$4,576,315	30.2%	$3,584,564	20.2%
B	$2,504,836	16.6%	$2,167,024	12.2%
C	$1,300,680	8.6%	$2,652,925	14.9%
D	$1,378,738	9.1%	$2,934,031	16.5%

Table 18.2: Accounts Receivable Concentration by Customer - Based on % of Accounts Receivable, Net
	December 31, 2025
Customer	Amount	%
1	$768,954	29%
2	$479,151	18%
3	$373,236	14%